Concentration of Credit Risk	6 Months Ended
Jun. 30, 2026
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK
12.	CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2026		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total revenue
Customer A	126,497	12.15%	*	*
Customer B	*	*	3,897,127	33.80%
Customer C	*	*	1,803,456	15.70%
Customer D	*	*	1,443,077	12.50%
Customer E	*	*	1,261,059	10.90%

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
	Amount %	Amount %
Percentage of the Group’s accounts receivable, net
Customer B	* *	22,883,269	90.8%

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended June 30,
	2026		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total purchase
Supplier A	*	*	6,957,037	20.21%
Supplier B	*	*	6,955,848	20.24%
Supplier C	*	*	6,042,282	17.52%
Supplier D	*	*	5,515,263	16.00%
Supplier E	50,736	33.92%	*	*
Supplier F	32,866	21.98%	*	*
Supplier G	26,529	17.74%	*	*

*	represent percentage less than 10%